UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

The Nottingham Investment Trust II

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

       (Address of principal executive offices)                         (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922 with a copy to:

John H. Lively

Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, Missouri 64112

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2007
	Shares or Principal	Market Value (Note 1)		Principal	Market Value (Note 1)

INVESTMENT COMPANY - 1.03%			REMIC Trust 2002-94
Lehman Brothers Institutional Liquidity			5.045%, 11/16/28	$ 800,591	$ 801,260
	Governement Portfolio, 4.37%		REMIC Trust 2003-16
(Cost $425,958)	425,958	$ 425,958	3.130%, 04/16/16	347,795	345,719
			REMIC Trust 2003-59
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 64.59%			2.274%, 07/16/18	571,834	559,984
			REMIC Trust 2003-72
*	A.I.D. - Equador		4.356%, 02/16/30	547,964	545,124
7.050%, 05/01/15	$ 36,585	$ 39,356	REMIC Trust 2004-23
Federal Agricultural Mortgage Corporation			3.629%, 09/16/27	438,932	425,635
Series AM-1003			REMIC Trust 2004-6A
6.757%, 04/25/13	305,670	316,500	3.261%,12/16/21	180,353	176,809
Federal National Mortgage Association			Small Business Administration
Federal National Mortgage Association			Series 1992-20H
4.625%, 10/15/13	425,000	437,490	7.400%, 08/01/12	95,790	97,112
FNMA Pass-Thru Mortgage Pool 745275			Series 1995-20L
5.000%, 02/01/36	732,116	714,744	6.450%, 12/01/15	91,006	93,440
FNMA Pass-Thru Mortgage Pool 745418			Series 1997-20A
5.500%, 04/01/36	587,527	587,169	7.150%, 01/01/17	100,043	103,806
FNMA Pass-Thru Mortgage Pool 872277			Series 1998-20B
6.000%, 05/01/36	586,272	595,473	6.150%, 02/01/18	279,819	287,576
FNMA Pass-Thru Mortgage Pool 882040			Series 2000-20K
6.000%, 05/01/36	563,292	572,132	7.220%, 11/01/20	462,378	490,935
FNMA Pass-Thru Mortgage Pool 886085			Series 2001-20A
6.000%, 07/01/36	573,749	583,114	6.290%, 01/01/21	344,338	358,684
FNMA Pass-Thru Mortgage Pool 896052			Series 2001-20K
6.000%, 07/01/36	562,701	571,532	5.340%, 11/01/21	564,104	575,623
FNMA Pass-Thru Mortgage Pool 901598			Series 2002-10A
5.500%, 11/01/36	714,210	713,439	5.350%, 01/01/12	345,710	348,991
Government National Mortgage Association			Series 2002-10B
GNMA Pass-Thru Mortgage Single Family Pool 3665			5.300%, 03/01/12	442,951	447,519
5.500%, 01/20/35	592,243	593,607	Series 2002-10F
GNMA Pass-Thru Mortgage Single Family Pool 3689			3.940%, 11/01/12	223,516	221,687
4.500%, 03/20/35	602,896	571,971	Series 2002-20J
GNMA Pass-Thru Mortgage Single Family Pool 3785			4.750%, 10/01/22	615,793	608,992
5.000%, 11/20/35	636,022	621,345	Series 2002-20K
GNMA Pass-Thru Mortgage Single Family Pool 3786			5.080%, 11/01/22	452,273	453,625
5.500%, 11/20/35	686,453	688,034	Series 2003-10B
GNMA Pass-Thru Mortgage Single Family Pool 3840			3.390%, 03/01/13	354,499	346,787
5.000%, 04/20/36	582,920	569,345	Series 2003-10C
REMIC Trust 2002-35			3.530%, 05/01/13	302,249	296,211
5.874%, 10/16/23	182,709	184,708	Series 2003-20C
REMIC Trust 2002-83			4.500%, 03/01/23	854,473	841,277
.313%, 04/16/17	91,471	91,354	Series 2003-20D
			4.760%, 04/01/23	444,490	443,278
(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2007
Principal	Market Value (Note 1)	Principal	Market Value (Note 1)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - (Continued)	*	Reilly #046
6.513%, 06/01/14	15,772	15,791
Series 2003-20E	*	USGI #87
4.640%, 05/01/23	$ 450,572	$ 446,204	7.430%, 08/01/23	$ 39,717	$ 40,261
Series 2003-20F
4.070%, 06/01/23	912,714	865,894	Total U.S. Government Insured Obligations
Series 2003-20I	(Cost $116,926)	101,181
5.130%, 09/01/23	570,755	575,870
Series 2004-10B1	CORPORATE ASSET BACKED SECURITIES - 11.75%
4.684%, 09/10/14	807,650	803,118
Series 2004-20L	Citigroup/Deutsche Bank CMT 2006-CD3
4.870%, 12/01/24	548,921	546,016	5.688%, 10/15/48	655,000	627,546
Series 2005-20B	Connecticut RRB Series 2001-1 A5
4.625%, 02/01/25	674,567	664,433	6.210%, 12/30/11	365,000	382,290
Series 2005-20L	Consumer Funding 2001-1 A4
5.390%, 12/01/25	690,081	704,189	4.980%, 04/20/12	242,083	243,203
Series 2006-10C	Credit Suisse Mortgage Capital Certificates 2006-C1
5.680%, 05/01/16	706,125	724,614	5.735%, 02/15/39	1,000,000	959,760
Series 2006-20E	Detroit Edison Securitization Funding 2001-1 A4
5.870%, 05/01/26	837,695	872,213	6.190%, 03/01/13	100,000	102,957
Series 2006-20K	Greenwich Capital Funding Corp 2006-GG7 A4
5.360%, 11/01/26	612,898	621,350	6.109%, 07/10/38	655,000	684,500
U.S. Guaranty Bonds	JP Morgan Chase CMS Corp 2006-CB17 A3
Alter Barge Line Title XI	5.450%, 12/12/43	605,000	608,027
6.000%, 03/01/26	243,000	266,651	Massachusetts RRB Trust 1999-1 A5
Amethyst Title XI	7.030%, 03/15/12	200,000	205,750
4.390%, 04/15/16	566,676	579,744	PECO Energy Bonds Series 2000-A A3
Matson Navigation Company, Inc.	7.625%, 03/01/10	250,000	257,580
5.337%, 09/04/28	546,000	576,079	PP&L Transition Bonds Series 1999-1 A8
Perforadora Cent SA de CV Shipping	7.150%, 06/25/09	325,793	330,444
5.240%, 12/15/18	330,044	350,609
Reinauer Maritime Company LLC Title XI	Total Corporate Asset Backed Securities
5.875%, 11/30/26	627,000	690,973	(Cost $4,915,514)	4,402,057
Rowan Companies, Inc.
2.800%, 10/20/13	428,568	420,412	CORPORATE OBLIGATIONS - 21.35%
Sterling Equipment, Inc.
6.125%, 09/28/19	259,150	284,078	American Airlines, Inc. Series 2001-1
6.977%, 05/23/21	477,808	441,972
Total U.S. Government & Agency Obligations	Arkansas Electric Cooperative Corporation
(Cost $26,448,682)	27,313,834	7.330%, 06/30/08	60,000	60,205
Burlington Northern and Santa Fe Railway Co.
U.S. GOVERNMENT INSURED OBLIGATIONS - 0.28%	6.230%, 07/02/18	758,681	801,986
Continental Airlines Inc.
Federal Housing Authority Project Loan	7.707%, 04/02/21	602,752	629,875
*	Downtowner Apartments	CSX Corporation
8.375%, 11/01/11	60,819	60,920	6.550%, 06/15/13	300,000	322,081

(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2007
	Principal	Market Value (Note 1)

CORPORATE OBLIGATIONS - (Continued)			Total Investments
			(Cost $41,078,666) - 99.00%		$41,041,705
CVS Lease Pass-Thru			Other Assets Less Liabilities - 1.00%		180,348
6.036%, 12/10/28	$ 880,046	$ 844,985
FedEx Corporation			Net Assets - 100.00%		$41,222,053
7.650%, 01/15/22	118,996	141,013
Ford Motor Credit Company			Summary of Investments by Category
7.375%, 02/01/11	375,000	335,815		% of Net Assets	Market Value
FPL Group Capital, Inc.			Category
6.350%,10/01/66	450,000	425,606	Corporate Asset Backed Securities	10.68%	$ 4,402,057
GATX Financial Corporation			Corporate Obligations	21.35%	8,798,675
6.273%, 06/15/11	700,000	704,266	Investment Company	1.03%	425,958
General Motors Acceptance Corp.			U.S. Government &
6.875%, 08/28/12	375,000	314,237	Agency Obligations	66.27%	27,313,834
Nevada Power Company			U.S. Government
5.875%, 01/15/15	375,000	372,673	Insured Obligations	0.25%	101,181
Norfolk Southern Railway Company			Total	99.56%	$41,041,705
5.950%, 04/01/08	250,000	250,576
Provident Companies Inc.			* Securities valued using Matrix System. (note 1)
7.000%, 07/15/18	375,000	399,910

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Pulte Homes Inc
5.250%, 01/15/14	325,000	271,691
Reinauer Maritime Company LLC
5.875%, 11/30/26	627,000	690,973
Residential Capital Corporation			Aggregate gross unrealized appreciation		$ 454,390
7.875%, 06/30/10	375,000	240,000	Aggregate gross unrealized depreciation		(724,561)
Union Pacific ETC Corporation
4.698%, 01/02/24	762,236	724,818	Net unrealized depreciation		$ (270,171)
Union Pacific Railroad Company
6.630%, 01/27/22	91,587	98,899
USB Capital IX
6.189%, 12/29/49	650,000	588,258
Wachovia Capital Trust III
5.800%, 03/15/42	650,000	580,808

Total Corporate Obligations
(Cost $9,171,586)		8,798,675

				(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2007

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

This Schedule of Investments includes securities valued at $156,328 (0.38% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U.S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 100.15%				Health Care Equipment & Services - 7.69%
					Medtronic, Inc.	2,600	$ 130,702
Capital Goods - 12.59%					Quest Diagnostics Incorporated	2,200	116,380
	Danaher Corporation	2,700	$ 236,898	*	St. Jude Medical, Inc.	2,220	90,221
	Fluor Corporation	800	116,576		UnitedHealth Group Incorporated	5,680	330,576
	General Electric Company	12,450	461,522	*	Waters Corporation	1,900	150,233
	Joy Global Inc.	2,150	141,513				818,112
	The Boeing Company	1,800	157,428	Insurance - 1.96%
	Tyco International Ltd.	3,000	118,950		American International Group, Inc.	3,580	208,714
	United Technologies Corporation	1,400	107,156
			1,340,043	Materials - 0.97%
Consumer Durables & Apparel - 1.23%					Allegheny Technologies, Inc.	1,200	103,680
*	Coach, Inc.	4,290	131,188
				Media - 1.16%
Diversified Financials - 15.73%				*	Comcast Corporation - Cl. A	6,780	123,803
	American Express Company	3,100	161,262
	Ameriprise Financial Inc.	1,900	104,709	Pharmaceuticals, Biotechnology & Life Sciences - 7.81%
	Citigroup Inc.	7,680	226,099		Abbott Laboratories	3,370	189,225
	JPMorgan Chase & Co.	6,380	278,487	*	Celgene Corporation	4,500	207,945
	Lehman Brothers Holdings Inc.	2,200	143,968	*	Gilead Sciences, Inc.	6,180	284,342
	Morgan Stanley	2,580	137,024		Wyeth	3,380	149,362
	T. Rowe Price Group Inc.	4,580	278,830				830,874
	The Goldman Sachs Group, Inc.	1,600	344,080	Retailing - 7.23%
			1,674,459	*	Dick's Sporting Goods, Inc.	900	24,984
Energy - 8.96%				*	J. Crew Group, Inc.	1,500	72,315
	CONSOL Energy Inc.	2,200	157,344		Nordstrom, Inc.	3,480	127,820
	Diamond Offshore Drilling, Inc.	900	127,800	*	O'Reilly Automotive, Inc.	4,480	145,286
*	Patriot Coal Corporation	170	7,096		Staples, Inc.	7,630	176,024
	Peabody Energy Corporation	1,600	98,624		Target Corporation	2,100	105,000
	Schlumberger Limited	2,575	253,303	*	Tractor Supply Company	3,300	118,602
	Smith International, Inc.	1,550	114,468				770,031
	Transocean Inc.	699	100,062	Semiconductors & Semiconductor Equipment - 2.43%
	XTO Energy, Inc.	1,842	94,605		Intel Corporation	9,680	258,069
			953,302
Food & Staples Retailing - 2.65%				Software & Services - 11.80%
	Walgreen Co.	2,700	102,816	*	Adobe Systems Incorporated	3,200	136,736
	Whole Foods Market, Inc.	4,380	178,704	*	Akamai Technologies, Inc.	3,000	103,800
			281,520	*	Citrix Systems, Inc.	1,700	64,617
Food, Beverage & Tobacco - 4.52%				*	Cognizant Technology
μ	Diageo plc	1,310	112,437		Solutions Corporation - Cl. A	4,500	152,730
*	Hansen Natural Corporation	2,400	106,296	*	Google Inc. - Cl. A	350	242,018
	The Coca-Cola Company	4,280	262,664		Microsoft Corporation	8,980	319,688
			481,397	*	Oracle Corporation	10,480	236,638
							1,256,227

							(Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				Summary of Investments by Industry
					% of Net Assets	Market Value
Technology Hardware & Equipment - 11.22%				Industry
*	Apple Inc.	1,035	$ 205,013	Capital Goods	12.59%	$ 1,340,043
*	Cisco Systems, Inc.	11,750	318,072	Consumer Durables & Apparel	1.23%	131,188
	Corning Incorporated	5,780	138,662	Diversified Financials	15.73%	1,674,459
*	EMC Corporation	7,050	130,637	Energy	8.96%	953,302
	Hewlett-Packard Company	2,400	121,152	Food & Staples Retailing	2.65%	281,520
	International Business			Food, Beverage & Tobacco	4.52%	481,397
	Machines Corporation (IBM)	2,600	281,060	Health Care Equipment & Services	7.69%	818,112
			1,194,596	Insurance	1.96%	208,714
Transportation - 2.20%				Investment Company	0.07%	7,114
	J.B. Hunt Transport			Materials	0.97%	103,680
	Services, Inc.	4,480	123,424	Media	1.16%	123,803
	Norfolk Southern Corporation	2,200	110,968	Pharmaceuticals, Biotechnology & Life Sciences	7.81%	830,874
			234,392	Retailing	7.23%	770,031
				Semiconductors &
Total Common Stocks (Cost $9,424,916)			10,660,407	Semiconductor Equipment	2.43%	258,069
				Software & Services	11.80%	1,256,227
INVESTMENT COMPANY - 0.07%				Technology Hardware & Equipment	11.22%	1,194,596
	Evergreen Institutional Money Market Fund, 4.90%			Transportation	2.20%	234,392
	(Cost $7,114)	7,114	7,114	Total	100.22%	$ 10,667,521

Total Investments (Cost $9,432,030) - 100.22% $10,667,521				Aggregate cost for federal income tax purposes is $9,438,165. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:
Liabilities in Excess of Other Assets - (0.22)%			(23,423)

Net Assets - 100.00%			$ 10,644,098
				Aggregate gross unrealized appreciation		$ 1,815,196
*	Non-income producing investment.			Aggregate gross unrealized depreciation		(585,840)
μ	American Depositary Receipt.
				Net unrealized appreciation		$ 1,229,356

The following acronym is used in this portfolio:

plc - Public Limited Company (British)

				(Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 74.53%				Health Care Equipment & Services - 5.24%
					Medtronic, Inc.	2,000	$ 100,540
Capital Goods - 9.33%					Quest Diagnostics Incorporated	2,200	116,380
	Danaher Corporation	2,900	$ 254,446	*	St. Jude Medical, Inc.	2,180	88,595
	Fluor Corporation	800	116,576		UnitedHealth Group Incorporated	5,100	296,820
	General Electric Company	11,800	437,426	*	Waters Corporation	1,700	134,419
	Joy Global Inc.	2,050	134,931				736,754
	The Boeing Company	1,700	148,682	Insurance - 1.54%
	Tyco International Ltd.	2,800	111,020		American International
United Technologies Corporation		1,400	107,156		Group, Inc.	3,700	215,710
			1,310,237
Consumer Durables & Apparel - 1.04%				Materials - 0.68%
*	Coach, Inc.	4,790	146,478		Allegheny Technologies, Inc.	1,100	95,040

Diversified Financials - 10.97%				Media - 0.84%
	American Express Company	2,600	135,252	*	Comcast Corporation - Cl. A	6,500	118,690
	Ameriprise Financial Inc.	1,740	95,891
	Citigroup Inc.	7,500	220,800	Pharmaceuticals, Biotechnology & Life Sciences - 5.52%
	J.P. Morgan Chase & Co.	5,500	240,075		Abbott Laboratories	3,000	168,450
Lehman Brothers Holdings, Inc.		2,100	137,424	*	Celgene Corporation	4,405	203,555
	Morgan Stanley	2,000	106,220	*	Gilead Sciences, Inc.	6,000	276,060
	T. Rowe Price Group Inc.	4,290	261,175		Wyeth	2,900	128,151
The Goldman Sachs Group, Inc		1,600	344,080				776,216
			1,540,917	Retailing - 5.97%
Energy - 7.06%				*	Dick's Sporting Goods, Inc.	5,000	138,800
	CONSOL Energy Inc.	2,200	157,344	*	J. Crew Group, Inc.	1,300	62,673
	Diamond Offshore Drilling, Inc.	900	127,800		Nordstrom, Inc.	3,300	121,209
*	Patriot Coal Corporation	150	6,261	*	O'Reilly Automotive, Inc.	5,000	162,150
	Peabody Energy Corporation	1,500	92,460		Staples, Inc.	6,200	143,034
	Schlumberger Limited	2,500	245,925		Target Corporation	2,000	100,000
	Smith International, Inc.	1,520	112,252	*	Tractor Supply Company	3,100	111,414
*	Transocean Inc.	629	90,041				839,280
	XTO Energy, Inc.	3,125	160,500	Semiconductors & Semiconductor Equipment - 1.71%
			992,583		Intel Corporation	9,000	239,940
Food & Staples Retailing - 1.84%
	Walgreen Co.	2,300	87,584
	Whole Foods Market, Inc.	4,200	171,360
			258,944
Food, Beverage & Tobacco - 3.24%
µ	Diageo plc	1,200	102,996
*	Hansen Natural Corporation	2,400	106,296
	The Coca-Cola Company	4,000	245,480
			454,772

	(Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007
		Shares	Market Value (Note 1)			Principal	Market Value (Note 1)

COMMON STOCKS - (Continued)				U.S. GOVERNMENT OBLIGATIONS - 16.43%

Software & Services - 9.22%				U.S. Treasury Notes
*	Adobe Systems Incorporated	3,000	$ 128,190		4.625%, 02/29/08	660,000	$ 661,341
*	Akamai Technologies, Inc.	2,900	100,340		4.500%, 02/28/11	660,000	687,483
*	Citrix Systems, Inc.	1,500	57,015		4.500%, 02/15/16	660,000	686,967
*	Cognizant Technologies Solutions				8.000%, 11/15/21	20,000	27,372
	Corporation - Cl. A	4,400	149,336		6.250%, 08/15/23	20,000	23,945
*	Google Inc. - Cl. A	310	214,359		4.500%, 02/15/36	220,000	221,117
	Microsoft Corporation	8,400	299,040
*	Oracle Corporation	10,000	225,800	Total U.S. Government Obligations
	Western Union Company	5,000	121,400		(Cost $2,210,407)		2,308,225
			1,295,480
Technology Hardware & Equipment - 8.90%				CORPORATE OBLIGATIONS - 5.60%
*	Apple Inc.	1,010	200,061
*	Cisco Systems, Inc.	11,840	320,509		Coca-Cola Company
	Corning Inc.	5,500	131,945		5.750%, 03/15/11	200,000	209,626
*	EMC Corporation	6,770	125,448		Dow Chemical Capital Debenture
	Hewlett-Packard Company	3,800	191,824		9.200%, 06/01/10	15,000	16,604
	International Business Machines				Dow Chemical
	Corporation (IBM)	2,600	281,060		7.375%, 11/01/29	170,000	186,985
			1,250,847		Nalco Chemical
Transportation - 1.43%					6.250%, 05/15/08	50,000	49,937
	J.B. Hunt Transportation Services,				NSTAR Electric Co.
	Inc.	3,800	104,690		7.800%, 05/15/10	60,000	64,559
	Norfolk Southern Corporation	1,900	95,836		Sears Roebuck Acceptance
			200,526		7.000%, 02/01/11	170,000	170,941
					Wal-Mart Stores
Total Common Stocks (Cost $9,324,499)			10,472,414		8.070%, 12/21/12	80,000	87,739

INVESTMENT COMPANY - 3.06%				Total Corporate Obligations
	Evergreen Institutional Money Market Fund, 4.90%				(Cost $756,034)		786,391
	(Cost $430,380)	430,380	430,380
				Total Investments
				(Cost $12,721,320) - 99.62%			$ 13,997,410
				Other Assets Less Liabilities - 0.38%			54,048

				Net Assets - 100.00%			$ 14,051,458

				*	Non-income producing investment.
				μ	American Depositary Receipt.

				The following acronym is used in this portfolio:

				plc - Public Limited Company (British)
					(Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007

Summary of Investments by Industry			Note 1 - Investment Valuation
	% of Net Assets	Market

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Industry		Value
Capital Goods	9.33%	$ 1,310,237
Consumer Durables & Apparel	1.04%	146,478
Corporate Obligations	5.60%	786,391
Diversified Financials	10.97%	1,540,917
Energy	7.06%	992,583
Food & Staples Retailing	1.84%	258,944
Food, Beverage & Tobacco	3.24%	454,772
Health Care Equipment & Services	5.24%	736,754
Insurance	1.54%	215,710
Investment Company	3.06%	430,380
Materials	0.68%	95,040
Media	0.84%	118,690
Pharmaceuticals & Biotechnology	5.52%	776,216
Retailing	5.97%	839,280
Semiconductors & Semiconductor
Equipment	1.71%	239,940
Software & Services	9.22%	1,295,480
Technology Hardware & Equipment	8.90%	1,250,847
Transportation	1.43%	200,526
U.S. Government Obligations	16.43%	2,308,225
	99.62%	$ 13,997,410

Aggregate cost for federal income tax purposes is $12,722,527. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 1,858,799
Aggregate gross unrealized depreciation		(583,916)

Net unrealized appreciation		$ 1,274,883

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 95.80%				Medical/Health Care - 27.27%
				*	Abaxis, Inc.	471,000	$ 16,890,060
Business Services - 20.43%				*	Accelrys Inc	245,978	1,852,214
*	ACI Worldwide, Inc.	210,000	$ 3,998,400	*	Affymetrix, Inc.	192,045	4,443,921
	Balchem Corporation	295,302	6,608,859	*	Bruker BioSciences
*	Concur Technologies Inc.	472,140	17,096,189		Corporation	568,600	7,562,380
*	Diodes Incorporated	247,100	7,430,297	*	Gen-Probe Incorporated	51,200	3,222,016
	Dynamic Materials Corporation	89,500	5,271,550	*	Immucor, Inc.	259,800	8,830,602
	Fair Isaac Corporation	110,685	3,558,523	*	Kendle International, Inc.	178,000	8,707,760
*	Macrovision Corporation	436,445	8,000,037	*	Kensey Nash Corporation	295,500	8,841,360
*	Nuance Communications, Inc.	308,524	5,763,228	*	LifeCell Corporation	40,800	1,758,888
*	SPSS Inc.	307,790	11,052,739		Meridian Bioscience, Inc.	270,350	8,132,128
			68,779,822	*	Neogen Corporation	170,085	4,515,757
Consumer Related - 12.06%				*	Palomar Medical
*	Dolby Laboratories Inc. - Cl. A	304,400	15,134,768		Technologies, Inc.	310,500	4,756,860
*	DTS Inc.	479,055	12,249,436	*	Pharmacopeia, Inc.	326,676	1,558,245
*	Green Mountain Coffee			*	Techne Corporation	162,600	10,739,730
	Roasters, Inc.	223,011	9,076,548				91,811,921
*	Panera Bread Company - Cl. A	12,900	462,078	Pharmaceuticals - 4.16%
*	The Cheesecake Factory			*	Albany Molecular
	Incorporated	155,725	3,692,240		Research, Inc.	219,660	3,158,711
			40,615,070	*	Human Genome Sciences, Inc.	195,700	2,043,108
Industrial Products & Systems - 19.89%				*	Incyte Corporation	431,570	4,337,278
*	ANSYS, Inc.	293,685	12,176,180	Medicis Pharmaceuticals
	CARBO Ceramics Inc.	236,475	8,796,870		Corporation - Cl. A	171,700	4,459,049
	Cognex Corporation	200,355	4,037,153				13,998,146
*	Dionex Corporation	108,640	9,001,910
*	FEI Company	388,450	9,645,214	Total Common Stocks (Cost $210,322,732)			322,538,755
*	FLIR Systems, Inc.	451,268	14,124,688
*	Measurement Specialties, Inc.	346,900	7,666,490	INVESTMENT COMPANY - 4.07%
*	Symyx Technologies, Inc	199,072	1,528,873	Evergreen Institutional Money Market Fund, 4.90%
			66,977,378		(Cost $13,697,760)	13,697,760	13,697,760
Information/Knowledge Management - 11.99%
	Blackbaud, Inc.	378,279	10,606,943	Total Investments
*	Manhattan Associates, Inc.	310,900	8,195,324	(Cost $224,020,492) - 99.87%			$ 336,236,515
*	NetScout Systems, Inc.	505,580	6,456,257	Other Assets Less Liabilities - 0.13%			444,955
	Quality Systems, Inc.	280,000	8,537,200
*	Tollgrade Communications, Inc.	99,400	797,188	Net Assets - 100.00%			$ 336,681,470
*	Tyler Technologies, Inc.	447,130	5,763,506
			40,356,418	* Non-income producing investment.
(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007

Summary of Investments by Sector			Note 1 - Investment Valuation
	% of Net Assets	Market Value

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Sector
Business Services	20.43%	$ 68,779,822
Consumer Related	12.06%	40,615,070
Industrial Products & Systems	19.89%	66,977,378
Information/Knowledge
Management	11.99%	40,356,418
Investment Company	4.07%	13,697,760
Medical/Health Care	27.27%	91,811,921
Pharmaceuticals	4.16%	13,998,146
	99.87%	$ 336,236,515

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 121,635,500
Aggregate gross unrealized depreciation		(9,419,477)

Net unrealized appreciation		$ 112,216,023

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 97.14%				Israeli Equities - 1.96%
				µ	Teva Pharmaceutical Industries Ltd.	7,125	331,170
Belgium Equities - 1.08%
*	RHJ International	11,170	$ 182,602	Italian Equities - 4.46%
					Amplifon S.p.A	36,780	186,418
Bermuda Equities - 8.22%					Tod's S.p.A	2,290	159,771
	Aircastle Ltd.	15,560	409,695		UniCredit S.p.A.	49,350	409,137
	Lancashire Holdings Ltd	58,050	419,783				755,326
	Tyco International Ltd.	9,960	394,914	Japanese Equities - 13.90%
	Willis Group Holdings Ltd.	4,425	168,017		Asatsu-DK Inc.	9,870	274,264
			1,392,409		D & M Holdings Inc.	83,300	346,097
Canadian Equity - 1.45%					Daito Trust Construction Co., Ltd.	5,980	328,624
*	GSI Group Inc.	26,620	245,969		Japan Tobacco Inc.	68	403,267
					Meitec Corporation	7,280	217,805
Egypt Equity - 2.75%					Nissin Healthcare Food Service
Ω	Orascom Telecom Holding SAE	5,600	464,800		Co., Ltd	12,760	144,547
					Uni-Charm Corporation	4,475	280,879
French Equities - 8.43%					Yamaha Motor Co., Ltd.	14,950	359,018
	Axa	10,685	427,169				2,354,501
*µ	Flamel Technologies S.A.	16,850	168,163	Mexican Equities - 3.57%
	L'Oreal SA	1,370	195,926	µ	Fomento Economico
	Neopost SA	2,320	238,698		Mexicano, S.A.B de C.V.	8,130	310,322
	Sanofi-Aventis	4,330	398,037		Wal-Mart de Mexico SAB de CV	85,090	293,901
			1,427,993				604,223
German Equities - 6.64%				Netherland Equities - 2.67%
*	10tacle Studio AG	18,570	265,355		Koninklijke (Royal) Philips
	Bayerische Motoren Werke				Electronics N.V.	10,511	452,891
	(BMW) AG	5,550	346,146
	Deutsche Telekom AG	13,640	299,231	Singapore Equities - 4.61%
	Rhoen-Klinikum AG	6,850	214,163		Singapore Petroleum Company
			1,124,895		Limited	75,640	397,801
Hong Kong Equities - 6.35%					UOB-Kay Hian Holdings Limited	257,180	382,357
	Esprit Holdings Ltd.	39,670	590,153				780,158
	GZI Real Estate Investment Trust	536,180	211,790	South Korean Equities - 5.19%
	Vitasoy International Holdings			*µ	Gmarket Inc.	10,540	262,446
	Limited	643,655	274,054	*µ	Kookmin Bank	4,660	341,671
			1,075,997	µ	SK Telecom Co., Ltd.	9,220	275,125
Indian Equity - 1.30%							879,242
Ω	LIC Housing Finance Limited	11,300	219,377

Irish Equities - 3.51%
	DCC plc	12,540	352,742
	IAWS Group plc	11,025	242,186
			594,928

	(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007
		Shares	Market Value(Note 1)

COMMON STOCKS - (Continued)				The following acronyms and abbreviations are used in this portfolio:

Swiss Equities - 1.52%				AG - Aktiengesellschaft (German)
*	Nobel Biocare Holding AG	955	256,757	NV - Naamloze Vennootschap (Dutch)
				PLC - Public Limited Company (British)
United Kingdom Equities - 19.53%				SA - Societe Anonyme (French)
	British Sky Broadcasting			SAB de CV - Convertible Securities (Mexican)
	Group plc	21,210	260,827	SAE - Societe Anonyme Egyptienne (Egyptian)
	Diageo plc	23,665	507,752	SpA - Societa Per Azioni (Italian)
	Invesco Limited	12,055	378,286
	Man Group plc	30,276	342,241	Summary of Investments by Industry
	Reed Elsevier plc	33,880	457,356		% of Net Assets	Market Value
*µ	Royal Bank of Scotland			Industry
	Group plc	46,334	408,700	Automobiles & Components	6.21%	$ 1,051,261
	SABMiller plc	10,350	291,155	Banks	8.14%	1,378,885
	Shire plc	9,180	209,548	Capital Goods	10.92%	1,850,739
	United Business Media plc	12,496	161,240	Commercial Services & Supplies	1.29%	217,805
	Vitec Group plc	24,935	289,792	Consumer Durables & Apparel	3.62%	612,662
			3,306,897	Diversified Financials	10.01%	1,695,182
				Energy	2.35%	397,801
Total Common Stocks (Cost $13,209,434)			16,450,135	Food & Staples Retailing	2.59%	438,447
				Food, Beverage & Tobacco	11.98%	2,028,737
INVESTMENT COMPANY - 2.40%				Health Care Equipment & Services	3.88%	657,337
	Evergreen Institutional Money Market Fund, 4.90%			Household & Personal Products	2.82%	476,805
	(Cost $405,751)	405,751	405,751	Insurance	5.99%	1,014,969
				Investment Company	2.40%	405,751
Total Investments				Media	6.81%	1,153,686
	(Cost $13,615,185) - 99.54%		$16,855,886	Pharmaceuticals, Biotechnology
Other Assets Less Liabilities - 0.46%			78,363	& Life Sciences	6.54%	1,106,919
				Real Estate	1.25%	211,790
Net Assets - 100.00%			$16,934,249	Retailing	5.03%	852,599
				Software & Services	1.57%	265,355
*	Non-income producing investment.			Telecommunication Services	6.14%	1,039,156
µ	American Depositary Receipt.			Total	99.54%	$ 16,855,886
Ω	Global Depositary Receipts.

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

				Aggregate gross unrealized appreciation		$ 3,913,933
				Aggregate gross unrealized depreciation		(673,232)

				Net unrealized appreciation		$ 3,240,701
						(Continued)

The Brown Capital Management International Equity Fund Schedule of Investments (Unaudited) As of December 31, 2007 Forward Currency Contracts, Open (note 2)

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Currency and Settlement Date	Currency Units	Currency Value in $ U.S.	Unrealized Gain/(Loss)

Purchased Japanese Yen 01/08/08 Sold
	127,925	$ 1,136	$ (4)

Japanese Yen 01/08/08	(13,222,580)	(117,388)	(735)
Total	(13,094,655)	$ (116,252)	$ (739)

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 95.58%				Health Care Equipment & Services - 12.14%
				*	Allscripts Healthcare Solutions, Inc.	10,775	$ 209,250
Automobiles & Components - 2.36%				*	Covance Inc.	2,010	174,106
*	Copart, Inc.	5,335	$ 227,004	*	HealthExtras, Inc.	5,205	135,746
					Quest Diagnostics Incorporated	2,665	140,979
Capital Goods - 13.39%				*	St. Jude Medical, Inc.	6,225	252,984
	Danaher Corporation	2,045	179,428	*	Waters Corporation	3,230	255,396
	Fastenal Company	3,725	150,564				1,168,461
	Fluor Corporation	960	139,891	Household & Personal Products - 1.84%
	Joy Global Inc.	3,110	204,700	*	Chattem, Inc.	2,340	176,764
	MSC Industrial Direct Co., Inc. - Cl. A	3,595	145,490
	Precision Castparts Corp.	1,385	192,100	Insurance - 1.33%
*	Quanta Services, Inc.	4,085	107,190		Willis Group Holdings Limited	3,360	127,579
	Textron, Inc.	2,375	169,338
			1,288,701	Materials - 2.50%
Commercial Services & Supplies - 1.88%					Allegheny Technologies, Inc.	1,315	113,616
*	Iron Mountain Incorporated	4,875	180,472		Martin Marietta Materials, Inc.	955	126,633
							240,249
Consumer Durables & Apparel - 1.69%				Pharmaceuticals, Biotechnology & Life Sciences - 6.13%
*	Coach, Inc.	5,325	162,839	*	Affymetrix, Inc.	4,675	108,179
				*	Celgene Corporation	4,490	207,483
Consumer Services - 1.48%				μ	Shire plc	2,670	184,097
*	The Cheesecake Factory			*	United Therapeutics Corporation	920	89,838
	Incorporated	6,027	142,900				589,597
				Retailing - 8.85%
Diversified Financials - 5.75%				*	Dick's Sporting Goods, Inc.	5,135	142,548
	Ameriprise Financial, Inc.	2,935	161,748	*	J. Crew Group, Inc.	2,205	106,303
	The Bear Stearns Companies Inc.	1,055	93,104		Nordstrom, Inc.	3,705	136,085
	T. Rowe Price Group Inc.	4,905	298,616	*	O'Reilly Automotive, Inc.	4,610	149,502
			553,468		Staples, Inc.	7,710	177,870
Energy - 13.70%				*	Tractor Supply Company	3,885	139,627
*	Cameron International Corporation	3,820	183,857				851,935
	CONSOL Energy Inc.	3,120	223,142	Semiconductors & Semiconductor Equipment - 0.67%
	Diamond Offshore Drilling, Inc.	990	140,580	*	PMC-Sierra, Inc.	9,880	64,615
*	National-Oilwell Varco Inc.	2,960	217,442
	Smith International Inc.	2,635	194,595	Software & Services - 12.11%
*	Weatherford International Ltd.	2,400	164,640	*	Akamai Technologies, Inc.	4,015	138,919
	XTO Energy, Inc.	3,787	194,500	*	Citrix Systems, Inc.	3,950	150,139
			1,318,756	*	Cognizant Technology
Food & Staples Retailing - 1.59%					Solutions Corporation - Cl. A	4,020	136,439
	Whole Foods Market, Inc.	3,755	153,204	*	Electronic Arts Inc. (EA)	3,395	198,302
					FactSet Research Systems Inc.	2,800	155,960
Food, Beverage & Tobacco - 1.56%				*	Macrovision Corporation	7,045	129,135
*	Hansen Natural Corporation	3,395	150,365		Western Union Company	10,545	256,033
							1,164,927
							(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				Summary of Investments by Industry
					% of Net	Market
Technology Hardware & Equipment - 2.65%				Industry	Assets	Value
*	FLIR Systems, Inc.	4,340	135,842	Automobiles & Components	2.36%	$ 227,004
*	Network Appliance, Inc.	4,765	118,934	Capital Goods	13.39%	1,288,701
			254,776	Commercial Services & Supplies	1.88%	180,472
Transportation - 3.96%				Consumer Durables & Apparel	1.69%	162,839
	Expeditors International of			Consumer Services	1.48%	142,900
	Washington, Inc.	2,705	120,859	Diversified Financials	5.75%	553,468
	J.B. Hunt Transport Services, Inc.	5,005	137,888	Energy	13.70%	1,318,756
*	Old Dominion Freight Line, Inc.	5,300	122,483	Food & Staples Retailing	1.59%	153,204
			381,230	Food, Beverage & Tobacco	1.56%	150,365
				Health Care Equipment & Services	12.14%	1,168,461
Total Common Stocks (Cost $8,152,967)			$ 9,197,842	Household & Personal Products	1.84%	176,764
				Insurance	1.33%	127,579
INVESTMENT COMPANY - 3.32%				Investment Company	3.32%	319,569
	Evergreen Institutional Money Market Fund, 4.90%			Materials	2.50%	240,249
	(Cost $319,569)	319,569	319,569	Pharmaceuticals, Biotechnology &
				Life Sciences	6.13%	589,597
Total Investments (Cost $8,472,536) - 98.90%			$ 9,517,411	Retailing	8.85%	851,935
Other Assets Less Liabilities - 1.10%			105,876	Semiconductors &
				Semiconductor Equipment	0.67%	64,615
Net Assets - 100.00%			$ 9,623,287	Software & Services	12.11%	1,164,927
				Technology Hardware & Equipment	2.65%	254,776
*	Non-income producing investment.			Transportation	3.96%	381,230
μ	American Depositary Receipts.			Total	98.90%	$ 9,517,411

The following abbreviation is used in this portfolio:

PLC - Public Limited Company (British)

Aggregate cost for federal income tax purposes is $8,484,839. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$ 1,524,327
Aggregate gross unrealized depreciation			(491,755)

Net unrealized appreciation			$ 1,032,572

(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)

                                              /s/ Jacob S. Brown

Jacob S. Brown

Treasurer, Assistant Secretary, and Principal Financial Officer

Date: February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Douglas S. Folk

Douglas S. Folk

President and Principal Executive Officer, EARNEST Partners Fixed Income Trust

Date: February 27, 2008

By: (Signature and Title)

/s/ Keith A. Lee

Keith A. Lee

Trustee, The Nottingham Investment Trust II

Vice President and Principal Executive Officer, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund

Date: February 25, 2008

By: (Signature and Title)

/s/ Jacob S. Brown

Jacob S. Brown

Treasurer, Assistant Secretary, and Principal Financial Officer, The Nottingham Investment Trust II

Date: February 25, 2008